Acquisitions and Divestitures - Consolidated Business Acquisitions (Details) - USD ($) $ in Thousands						1 Months Ended	3 Months Ended								12 Months Ended
	Nov. 30, 2016	Feb. 02, 2016	Dec. 21, 2015	Nov. 04, 2015	Dec. 16, 2014	Jul. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Sales and results of operations
Sales							$ 349,115	$ 266,184	$ 248,040	$ 244,370	$ 308,824	$ 275,062	$ 265,016	$ 221,699	$ 1,107,709	$ 1,070,601	$ 1,028,899
Operating income (loss)							21,207	(6,872)	(6,084)	(5,623)	7,060	7,322	(15,618)	(10,413)	2,628	(11,649)	60,403
Net loss after taxes							13,155	$ (21,957)	$ 461	$ (2,868)	(7,493)	$ 4,498	$ 10,144	$ (5,414)	(11,209)	1,735	22,885
Estimated acquisition-date fair value of consideration
Compensation expense															5,012	7,748	7,407
Compensation expense not expected to be deductible for tax purposes																6,300
Purchase price allocation
Goodwill							321,562				$ 312,596				321,562	312,596	143,549
Estimated amortization expense related to the intangible assets
2018							25,952								25,952
2019							20,177								20,177
2020							14,476								14,476
2021							10,773								10,773
2022							7,510								7,510
Thereafter							10,970								10,970
Deltenna
Sales and results of operations
Sales															100
Operating income (loss)															(200)
Net loss after taxes															(200)
Acquisition-related expenses															200
Estimated acquisition-date fair value of consideration
Fair value of consideration transferred						$ 5,300
Cash consideration paid						4,000
Contingent consideration						1,300
Purchase price allocation
Other noncurrent liabilities						(300)
Net identifiable assets acquired						1,800
Goodwill						3,500
Net assets acquired						$ 5,300
Weighted average useful life of intangible assets						8 years
Estimated amortization expense related to the intangible assets
2018							300								300
2019							300								300
2020							300								300
2021							300								300
2022							300								300
Thereafter							600								600
Deltenna | Maximum
Estimated acquisition-date fair value of consideration
Contingent consideration						$ 7,000
Deltenna | Customer relationships
Purchase price allocation
Amortizable intangible assets						1,000
Deltenna | Technology
Purchase price allocation
Amortizable intangible assets						$ 1,100
Vocality
Sales and results of operations
Sales															1,500
Operating income (loss)															(2,900)
Net loss after taxes															(2,600)
Amortization															600
Acquisition-related expenses															1,600
Estimated acquisition-date fair value of consideration
Compensation expense															400
Fair value of consideration transferred	$ 9,600
Cash consideration paid	9,700
Contingent consideration	300
Cash paid related to compensation expenses	400
Purchase price allocation
Inventory	1,700
Accounts payable and accrued expenses	(400)
Other noncurrent liabilities	(500)
Net identifiable assets acquired	5,700
Goodwill	3,900
Net assets acquired	$ 9,600
Weighted average useful life of intangible assets	9 years
Estimated amortization expense related to the intangible assets
2018							800								800
2019							700								700
2020							600								600
2021							600								600
2022							500								500
Thereafter							1,300								1,300
Vocality | Corporate trade names
Purchase price allocation
Indefinite intangible assets	$ 400
Vocality | Customer relationships
Purchase price allocation
Amortizable intangible assets	2,100
Vocality | Technology
Purchase price allocation
Amortizable intangible assets	$ 2,400
GATR
Sales and results of operations
Sales															84,300	43,100
Operating income (loss)															1,900	(26,400)
Net loss after taxes															1,400	(23,000)
Amortization															12,700	9,700
Gains (losses) for changes in fair value of contingent consideration															3,200	(700)
Acquisition-related expenses															600	22,000
Estimated acquisition-date fair value of consideration
Compensation expense																18,500
Compensation expense not expected to be deductible for tax purposes																15,400
Fair value of consideration transferred		$ 220,500
Cash consideration paid		236,100
Contingent consideration		2,500
Cash paid related to compensation expenses		18,100
Purchase price allocation
Accounts receivable		10,600
Inventory		3,400
Income tax receivable		5,100
Deferred tax liabilities		23,800
Accounts payable and accrued expenses		(2,400)
Net identifiable assets acquired		64,600
Goodwill		155,900
Net assets acquired		$ 220,500
Weighted average useful life of intangible assets		9 years
Estimated amortization expense related to the intangible assets
2018							11,100								11,100
2019							9,800								9,800
2020							8,300								8,300
2021							6,900								6,900
2022							5,600								5,600
Thereafter							7,600								7,600
GATR | Maximum
Estimated acquisition-date fair value of consideration
Contingent consideration		$ 7,500
GATR | Corporate trade names
Purchase price allocation
Indefinite intangible assets		4,700
GATR | Customer relationships
Purchase price allocation
Amortizable intangible assets		51,700
GATR | Backlog
Purchase price allocation
Amortizable intangible assets		3,400
GATR | Technology
Purchase price allocation
Amortizable intangible assets		10,700
GATR | Non-compete agreements
Purchase price allocation
Amortizable intangible assets		$ 1,200
TeraLogics
Sales and results of operations
Sales															19,700	14,200
Operating income (loss)															(1,800)	(2,900)
Net loss after taxes															(1,200)	(1,600)
Amortization															3,500	3,000
Gains (losses) for changes in fair value of contingent consideration															(1,300)	(1,500)
Acquisition-related expenses															200	2,300
Estimated acquisition-date fair value of consideration
Compensation expense																1,300
Fair value of consideration transferred			$ 33,900
Cash consideration paid			28,900
Contingent consideration			5,000
Purchase price allocation
Accounts receivable			1,400
Accounts payable and accrued expenses			(500)
Other noncurrent liabilities			(100)
Net identifiable assets acquired			15,700
Goodwill			18,200
Net assets acquired			$ 33,900
Weighted average useful life of intangible assets			7 years
Estimated amortization expense related to the intangible assets
2018							2,800								2,800
2019							2,100								2,100
2020							1,400								1,400
2021							800								800
2022							500								500
Thereafter							900								900
TeraLogics | Maximum
Estimated acquisition-date fair value of consideration
Contingent consideration			$ 9,000
TeraLogics | Maximum | Revenue thresholds
Estimated acquisition-date fair value of consideration
Contingent consideration			6,000
TeraLogics | Maximum | Contract extensions
Estimated acquisition-date fair value of consideration
Contingent consideration			3,000
TeraLogics | Customer relationships
Purchase price allocation
Amortizable intangible assets			6,700
TeraLogics | Backlog
Purchase price allocation
Amortizable intangible assets			5,600
TeraLogics | Software
Purchase price allocation
Amortizable intangible assets			2,500
TeraLogics | Non-compete agreements
Purchase price allocation
Amortizable intangible assets			$ 100
H4 Global
Sales and results of operations
Sales															3,300	2,200
Operating income (loss)															(1,100)	(600)
Net loss after taxes															(900)	(400)
Amortization															100	100
Gains (losses) for changes in fair value of contingent consideration																400
Acquisition-related expenses																100
Estimated acquisition-date fair value of consideration
Fair value of consideration transferred				$ 1,900
Cash consideration paid				900
Contingent consideration				1,000
Purchase price allocation
Goodwill				1,900
H4 Global | Maximum
Estimated acquisition-date fair value of consideration
Contingent consideration				$ 4,100
Period for contingent consideration contracts				5 years
DTECH
Sales and results of operations
Sales															39,000	34,500	45,800
Operating income (loss)															2,400	(3,000)	900
Net loss after taxes															1,300	(2,100)	500
Amortization															6,800	8,000	9,200
Gains (losses) for changes in fair value of contingent consideration															2,000	500	(3,600)
Acquisition-related expenses															300	900	$ 2,100
Estimated acquisition-date fair value of consideration
Cost of acquisition net					$ 99,500
Fair value of consideration transferred					99,400
Purchase price allocation
Cash					900
Accounts receivable					5,400
Inventory					4,200
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets					200
Warranty obligation					(400)
Deferred tax liabilities					3,300
Accounts payable and accrued expenses					(3,400)
Net identifiable assets acquired					41,500
Goodwill					57,900
Net assets acquired					$ 99,400
Weighted average useful life of intangible assets					7 years
Estimated amortization expense related to the intangible assets
2018							5,500								5,500
2019							4,100								4,100
2020							2,800								2,800
2021							$ 1,500								1,500
DTECH | Corporate and other
Sales and results of operations
Sales															$ (23,000)	$ (14,200)
DTECH | Maximum | Revenue thresholds
Estimated acquisition-date fair value of consideration
Contingent consideration					$ 15,000
DTECH | Customer relationships
Purchase price allocation
Amortizable intangible assets					35,100
DTECH | Backlog
Purchase price allocation
Amortizable intangible assets					2,100
DTECH | Non-compete agreements
Purchase price allocation
Amortizable intangible assets					$ 700